NOTES PAYABLE	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
NOTES PAYABLE

NOTES PAYABLE AND DERIVATIVE LIABILITY

At fiscal year ended September 30, 2011, the Company had notes payable in the amount of $189,179, compared to $260,695, in the prior fiscal year. The notes included a note payable to an unaffiliated party in the amount of $165,790, which is not secured by collateral of the company, carries accrued interest of 6%and is due on demand by the holder. The second note payable is to an affiliated company of our President in the amount of $23,338, is not secured by collateral of the company, carries no interest, and is due on demand by the holder.

A third note payable was issued to an unaffiliated party on August 1, 2011 in the aggregate amount of $50,000. The note carries an interest rate of 8%, is not secured by collateral of the company, and has a maturity date of May 3, 2012. The note has conversion rights beginning after month six (6). The variable conversion price is 55% of the market price, which is calculated by the average three (3) lowest closing bid prices as quoted on the applicable trading market (the “OTCBB”) during the previous ten (10) trading days. The note holder may not own any more than 4.99% of the company’s outstanding common stock. The Company recognizes the conversion option of the note (an embedded derivative) as a derivative liability.

Derivative Liability

ASC Topic 815 (“ASC 815”) requires that all derivative financial instruments be recorded on the balance sheet at fair value. Fair values for exchange traded securities and derivatives are based on quoted market prices. Where market prices are not readily available, fair values are determined using market based pricing models incorporating readily observable market data and requiring judgment and estimates.

The Company issued convertible notes and has evaluated the terms and conditions of the conversion features contained in the notes to determine whether they represent embedded or freestanding derivative instruments under the provisions of ASC 815. The Company determined that the conversion features contained in the notes represent freestanding derivative instruments that meet the requirements for liability classification under ASC 815. As a result, the fair value of the derivative financial instruments in the notes is reflected in the Company’s balance sheet as a liability. The fair value of the derivative financial instruments of the convertible notes was measured at the inception date of the notes and warrants and each subsequent balance sheet date. Any changes in the fair value of the derivative financial instruments are recorded as non-operating, non-cash income or expense at each balance sheet date.

The Company valued the conversion features in its convertible notes using the Black-Scholes model. The Black-Scholes model values the embedded derivatives based on a risk-free rate of return ranging from 0.29% to 0.30%, grant dates at 8/1/2011 and 9/30/2011, the term of convertible note, conversion prices is 55% of stock bid price at date of note conversion, current stock prices on the measurement date ranging from $0.0028 to $0.0051, and the computed measure of the Company’s stock volatility, ranging from 2,342.87% to 2,242.33%.

Included in the September 30, 2011 financial statements is a derivative liability in the amount of $111,111 to account for this transaction. There were no balances in prior periods since this liability arose in 2011. It will be revalued quarterly henceforth and adjusted as a gain or loss to the consolidated statements of operations depending on its value at that time.

Included in our Consolidated Statements of Operations for the year ended September 30, 2011 are $0 in change of fair value of derivative and $61,111 of debt discount amortization in non-cash charges pertaining to the derivative liability as it pertains to the gain on derivative liability and debt discount, respectively.

	30-Sep-11	30-Sep-10

Loss on goodwill impairment, AquaLiv	$315,484	$ -
Loss on goodwill impairment, Focus		583,301
Loss on goodwill impairment, IAI		34,970
Loss on impairment of note receivable		170,000
Net loss on impairments	$315,484	$788,271